RISK MANAGEMENT - Textual (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Financial Risk Management Explanatory [Line Items]
Collateralization of cash	$ 214,379	$ 12,205
Investment in debt instrument as a percentage of total portfolio	63.63%	61.26%
Percentage of average difference in foreign currency demoninated rights and foreign currency denominated obligations on consolidated basis	40.00%
Increase in interest income, Fifty Basis Point Increase in Interest rate	$ 965,789	$ 893,925
Increase in interest Expense, Fifty Basis Point Increase in Interest rate	1,039,332	973,911
Increase in interest income, Hundred Basis Point Increase in Interest rate	1,931,579	1,787,849
Increase in interest Expense, Hundred Basis Point Increase in Interest rate	$ 2,078,664	$ 1,947,823
Solvency Risk Ratio	9.00%
Basic Solvency Risk Ratio	4.50%
Sovereign
Disclosure Of Financial Risk Management Explanatory [Line Items]
LGD recovery rate weights	55.00%
Corporate
Disclosure Of Financial Risk Management Explanatory [Line Items]
LGD recovery rate weights	47.90%
Minimum
Disclosure Of Financial Risk Management Explanatory [Line Items]
Percentage of average difference in foreign currency demoninated rights and foreign currency denominated obligations on unconsolidated basis	20.00%
Minimum | 12-month ECL
Disclosure Of Financial Risk Management Explanatory [Line Items]
Probability of default, percentage	0.00%
Maximum
Disclosure Of Financial Risk Management Explanatory [Line Items]
Percentage of average difference in foreign currency demoninated rights and foreign currency denominated obligations on unconsolidated basis	30.00%
Maximum | 12-month ECL
Disclosure Of Financial Risk Management Explanatory [Line Items]
Probability of default, percentage	0.01%
Banco de Bogota S.A. | Market risk
Disclosure Of Financial Risk Management Explanatory [Line Items]
Market risk weighted assets as a percentage of total risk weighted assets	7.90%	7.50%
Banco de Occidente S.A. | Market risk
Disclosure Of Financial Risk Management Explanatory [Line Items]
Market risk weighted assets as a percentage of total risk weighted assets	5.60%	5.90%
Banco Popular S.A. | Market risk
Disclosure Of Financial Risk Management Explanatory [Line Items]
Market risk weighted assets as a percentage of total risk weighted assets	8.40%	7.50%
Banco Comercial AV Villas S.A. | Market risk
Disclosure Of Financial Risk Management Explanatory [Line Items]
Market risk weighted assets as a percentage of total risk weighted assets	3.80%	2.20%
Corficolombiana S.A | Market risk
Disclosure Of Financial Risk Management Explanatory [Line Items]
Market risk weighted assets as a percentage of total risk weighted assets	23.80%	32.30%